Structured entities	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Structured entities

28.	Structured entities
Sony has, from time to time, entered into various arrangements with structured entities.

(1)	Consolidated structured entities
Sony consolidates investment funds as structured entities in the Financial Services segment. The investment funds are designed so that voting or similar rights are not the dominant factor in deciding who controls these entities, but it is determined that Sony has control over these structured entities. Sony has not provided and does not intend to provide any significant financial or other support to any of the consolidated structured entities without contractual obligations to the investment funds. The assets and liabilities of structured entities that are consolidated in the Financial Services segment are limited in their intended use by contractual arrangements. As of March 31, 2024 and 2025, the total assets of these structured entities are 3,653,520 million yen and 4,439,856 million yen, respectively.
Sony also consolidates several structured entities in the Music and Pictures segment. Sony has not provided and does not intend to provide any significant financial or other support to these structured entities without contractual obligation.

(2)	Unconsolidated structured entities
Certain trade receivable sales programs also involve structured entities. These structured entities are all special purpose entities associated with the sponsor banks. Based on a qualitative assessment, Sony does not consolidate these entities as Sony does not have the power to direct the activities, an obligation to absorb losses, or the right to receive the residual returns of these structured entities. Sony’s maximum exposure to losses from these structured entities is considered insignificant.
In the Financial Services segment, Sony enters into securitization transactions for certain housing loans, involving unconsolidated structured entities. Sony derecognizes a financial asset when the contractual right to receive the cash flows from the financial asset is transferred, or when Sony retains the contractual right to receive the cash flows from the financial asset, but assumes a contractual obligation to pay the cash flows without reinvestment or material delay to other recipients in an arrangement, and substantially all the risks and rewards of ownership of the financial asset are transferred to another entity. Since the above securitization transactions do not meet the requirements for derecognition of financial assets, such transferred assets are not derecognized. Sony recorded 164,799 million yen and 150,953 million yen of transferred assets that do not meet the requirement for derecognition of financial assets included in investments and advances in the Financial Services segment as of March 31, 2024 and 2025, respectively. As of March 31, 2024 and 2025, the liabilities recorded from these securitization transactions were 166,024 million yen and 152,046 million yen, respectively, which are included in the current portion of long-term debt and long-term debt. The liabilities will be settled when the payment for the transferred assets is executed and until this time, Sony is unable to utilize the transferred assets. The transferee of the transferred assets has recourse only to the transferred asset, and as of March 31, 2024 and 2025, the fair value of the transferred assets are 167,071 million yen and 148,305 million yen, respectively, and the associated liabilities are 166,321 million yen and 147,673 million yen, respectively.

In addition to the above, in the Financial Services segment, Sony makes investments in structured entities. Sony’s investments in such structured entities include securitized products, foreign corporate bonds and other investments. The following tables present the carrying amount of the investments of unconsolidated structured entities, the presentation in the consolidated statements of financial position, and the maximum exposure to loss associated with these investments as of March 31, 2024 and 2025. Maximum exposure to loss does not reflect Sony’s estimate of the actual losses that could result from adverse changes, nor does it reflect the economic hedges Sony enters into to reduce its exposure.
The risks associated with structured entities in which Sony is involved are limited to the amount recorded in the consolidated statements of financial position and the amount of commitments.

	Yen in millions
	March 31, 2024
	Presentation in the consolidated statements of financial position			Maximum exposure to loss
	Investments and advances in the Financial Services segment (Current assets)	Investments and advances in the Financial Services segment (Non-current assets)	Other financial assets (Current assets)
Securitized products	-	461,309	-	461,309

Foreign corporate bonds *1	11,365	206,570	-	217,935

Other investments *2	-	456,705	24,836	503,683

Total	11,365	1,124,584	24,836	1,182,927

	Yen in millions
	March 31, 2025
	Presentation in the consolidated statements of financial position			Maximum exposure to loss
	Investments and advances in the Financial Services segment (Current assets)	Investments and advances in the Financial Services segment (Non-current assets)	Other financial assets (Current assets)
Securitized products	-	547,861	-	547,861

Foreign corporate bonds *1	22,071	219,935	-	242,006

Other investments *2	-	590,721	21,429	634,216

Total	22,071	1,358,517	21,429	1,424,083

*1 Foreign corporate bonds primarily include repackaged bonds.
*2 Other investments primarily include investment funds.